Certain Relationships and Related Party Transactions	9 Months Ended
Sep. 30, 2018
Related Party Transactions [Abstract]
Certain Relationships and Related Party Transactions
Related Party Transactions
The Predecessor had no employees. The employees of Linn Operating, Inc. (“Linn Operating”), a subsidiary of Linn Energy, provided services and support to the Company in accordance with an agency agreement and power of attorney between the Company and Linn Operating.
Transition Services and Separation Agreement (“TSSA”)
On the Effective Date, Berry LLC entered into the TSSA with Linn Energy and certain of Linn Energy’s affiliates and subsidiaries to facilitate the separation of our operations from Linn Energy’s operations. Pursuant to the TSSA, (i) Linn Energy was required to provide, or cause to be provided, certain administrative, management, operating, and other services and support (the “Transition Services”) to us during the transitional period from the Effective Date through the last day of the second full calendar month after the Effective Date (the “Transition Period”), (ii) we and the Linn Energy debtors separated our previously combined enterprise and (iii) the Linn Energy debtors transferred to Berry LLC certain assets that relate to our properties or business, in each case under the terms and conditions specified in the TSSA.
Under the TSSA, we reimbursed Linn Energy for any and all reasonable, third-party out-of-pocket costs and expenses, without markup, actually incurred by Linn Energy, to the extent documented, in connection with providing the Transition Services. Additionally, we paid Linn Energy a management fee of $6 million per month, prorated for partial months, during the Transition Period and paid $2.7 million per month, prorated for partial months, from the first day following the Transition Period through the last day of the second full calendar month thereafter (the “Separation Period”). During the Separation Period, the scope of the Transition Services was reduced to specified accounting and administrative functions. The Transition Period under the TSSA ended April 30, 2017, and the Separation Period ended June 30, 2017.
For the ten months ended December 31, 2017, we incurred management fee expenses of approximately $17 million under the TSSA. Since the agreement commenced on the Effective Date, no expenses were incurred for the periods ended February 28, 2017. For the year ended December 31, 2016, the Predecessor incurred management fee expenses of $69 million. At December 31, 2016, we had a receivable due from Linn Energy of $3.0 million included in “accounts receivable, net” and approximately $43 million due to Linn Energy included in “liabilities subject to compromise” on the balance sheet at December 31, 2016. We had none at December 31, 2017.
The Predecessor made no cash distributions to Linn Energy during the year ended December 31, 2016.
One of Linn Energy’s former directors is the President and Chief Executive Officer of Superior Energy Services, Inc. (“Superior”) which provided oilfield services to the Predecessor. The Predecessor incurred no significant expenditures related to services rendered by Superior and its subsidiaries for the two months ended February 28, 2017 and the year ended December 31, 2016.
Certain Relationships and Related Party Transactions
In connection with our emergence from bankruptcy, we entered into agreements with certain of our affiliates and with parties who received shares of our common stock and Series A Preferred Stock in exchange for their claims. See Note 6 - Equity for further details.
Transition Services and Separation Agreement (“TSSA”)
On the Effective Date, Berry LLC entered into the TSSA with Linn Energy and certain of its subsidiaries to facilitate the separation of Berry LLC’s operations from Linn Energy’s operations. Under the TSSA, Berry LLC reimbursed Linn Energy for third-party out-of-pocket costs and expenses actually incurred by Linn Energy in connection with providing certain transition services. Additionally, Berry LLC paid to Linn Energy a management fee equal to $6 million per month, prorated for partial months, during the period from the Effective Date through the last day of the second full calendar month after the Effective Date (the “Transition Period”) and $2.7 million per month, prorated for partial months, from the first day following the Transition Period through the last day of the second full calendar month thereafter (the “Accounting Period”). During the Accounting Period, the scope of the transition services was reduced to specified accounting and administrative services. The Transition Period under the TSSA ended April 30, 2017, and the Accounting Period ended June 30, 2017. For the seven months ended September 30, 2017, we incurred management fee expenses of approximately $17 million under the TSSA. Since the agreement commenced on the Effective Date, no expenses were incurred for the period ended February 28, 2017.